Convertible bonds (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Total bonds payable	$ 7,360,000	¥ 52,687,296	¥ 0
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Total bonds payable	$ 7,360,000	¥ 52,687,296